OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Goodwill (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Goodwill - beginning balance	$ 0	$ 18,436	$ 19,907
Foreign currency translation		(932)	(1,471)
Impairments	0	(17,504)	0	$ 0
Goodwill - ending balance	$ 0	$ 0	$ 18,436	$ 19,907